Transactions with Related Parties (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	May 14, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Due to related parties		$ 1,286		$ 6,849
Interest on promissory note to be paid in cash		112
Interest on promissory note to be paid in common shares		112
Promissory note outstanding balance		5,000		5,000
Maritime Investors Promissory Note [Member]
Promissory note maturity date, description	Until the earlier of a) one year after the repayment of the credit facility of Eighthone with EntrustPermal (the "Credit Facility") on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any PIK interest and principal deficiency amount under the Credit Facility
Promissory note, interest rate - effective from April 1, 2019	9.00%
Interest rate paid in cash	4.50%
Interest rate paid in common shares - effective from April 1, 2019	4.50%
Interest expense on promissory note		224	$ 168
Interest on promissory note to be paid in cash		112
Interest on promissory note to be paid in common shares		112
Interest on promissory note settled in common shares during the period ended June 30, 2020		56
Interest on promissory note settled in common shares in July 2020		56
Promissory note outstanding balance		5,000		5,000
Pyxis Maritime Corporation [Member]
Due to related parties		$ 1,286		$ 6,849
Ship management fees payable, description		For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the "Ship-management Fees").
Commission rate on charter hire agreements		1.25%
Ship-management and administration fees percentage increase		Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62% and 0.26%, respectively, in line with the average inflation rate in Greece in 2018 and 2019, respectively. Under the Head Management Agreement, the Company pays Maritime a fixed fee of $1,600 annually (the "Administration Fees").
Head Management agreement, terms and manner of settlement		In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.